Offerings	Oct. 27, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,000,000,000
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 552,400
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. In no event will the aggregate offering price of all units sold by the Registrant pursuant to this registration statement exceed $4,000,000,000.